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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY         February 14, 2012
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          32
Form 13F Information Table Value Total:  $9,729,155
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-12332               GSO Capital Partners LP

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR THE QUARTER ENDED DECEMBER 31, 2011

                                                                                                            VOTING AUTHORITY
                                              VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   -------------------------------
 NAME OF ISSUER  TITLE OF CLASS    CUSIP   (X$1000S)     PRN AMT       PRN CALL DISCRETION MANAGERS     SOLE          SHARED   NONE
--------------- ----------------- -------  ---------   ------------    --- ---- ---------- -------- -----------    ----------- ----
                                                                                  SHARED-
AMR CORP              COM       001765 10 6 $        4       12,300(a) SH  Call    OTHER      1                         12,300
BANKUNITED,
 INC.                 COM       06652K 10 3 $  301,728   13,721,131    SH           SOLE             13,721,131
BEAZER HOMES                                                                      SHARED-
 USA INC              COM       07556Q 10 5 $    9,672    3,900,000    SH          OTHER      1                      3,900,000
BEAZER HOMES                                                                      SHARED-
 USA INC              COM       07556Q 10 5 $       47       19,041(b) SH  Call    OTHER      1                         19,041
BIOSCRIP, INC.        COM       09069N 10 8 $    1,728      316,394    SH           SOLE                316,394
BRANDYWINE RLTY
 TR              SH BEN INT NEW 105368 20 3 $   67,556    7,111,112    SH           SOLE              7,111,112
BOOZ ALLEN
 HAMILTON HLDG
 COR                  CL A      099502 10 6 $    4,429      256,750    SH           SOLE                256,750
CEMEX SA EURO                                                                     SHARED-
 MTN BE DEBT    DEBT 3.250% 3/1 P2253T HV 4 $    5,250    8,000,000    PRN         OTHER      1                      8,000,000
CEMEX SA EURO                                                                     SHARED-
 MTN BEDEBT     DEBT 3.750% 3/1 P2253T HW 2 $    6,865   10,500,000    PRN         OTHER      1                     10,500,000
CROSSTEX ENERGY                                                                   SHARED-
 LP                   COM       22765U 10 2 $   16,265    1,002,800    SH          OTHER      1                      1,002,800
CUMULUS MEDIA
 INC.                 CL A      231082 10 8 $   11,073    3,315,238(c) SH           SOLE              3,315,238
FREESCALE
 SEMICONDUCTOR
 HOLDINGS I,
 LTD                SHS OLD     G3727Q 10 1 $2,601,744  205,671,482(d) SH           SOLE            205,671,482
GENERAL GROWTH
 PPTYS INC NEW        COM       370023 103  $  755,293   50,285,820(e) SH           SOLE             50,285,820
GENERAL MOTORS                                                                    SHARED-
 CO                   COM       37045V 10 0 $      101        5,000    SH          OTHER      1                          5,000
HOWARD HUGHES
 CORPORATION          COM       44267D 107  $   17,702      400,764(f) SH           SOLE                400,764
                                                                                  SHARED-
ISHARES TR        RUSSELL 2000  464287 65 5 $      369        5,000    SH  Put     OTHER      1                          5,000
KOSMOS ENERGY
 LTD                  SHS       G5315B 10 7 $1,548,563  126,310,180(g) SH           SOLE            126,310,180
LORAL SPACE &                                                                     SHARED-
 COMMUNICATNS I       COM       543881 10 6 $   26,701      411,537    SH          OTHER      1                        411,537
                                                                                  SHARED-
MBIA INC              COM       55262C 10 0 $   23,127    1,995,435    SH          OTHER      1                      1,995,435
MGIC INVT CORP                                                                    SHARED-
 WIS               5.000% 5/0   552848 AD 5 $  727,500   12,000,000    PRN         OTHER      1                     12,000,000
NIELSEN
 HOLDINGS N.V.        COM       N63218 10 6 $1,635,781   55,095,361(h) SH           SOLE             55,095,361
ORBITZ
 WORLDWIDE
 INC                  COM       68557K 10 9 $  206,975   55,046,598    SH           SOLE             55,046,598(i)
                                                                                  SHARED-
PULTE GROUP INC       COM       745867 10 1 $    9,465    1,500,000    SH          OTHER      1                      1,500,000
                                                                                  SHARED-
PULTE GROUP INC       COM       745867 10 1 $      402       63,654(j) SH  Call    OTHER      1                         63,654
SARATOGA RES                                                                      SHARED-
 INC TEX            COM NEW     803521 10 3 $   29,200    4,000,000    SH          OTHER      1                      4,000,000

                                                                                                            VOTING AUTHORITY
                                              VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   -------------------------------
NAME OF ISSUER  TITLE OF CLASS     CUSIP    (X$1000S)    PRN AMT       PRN CALL DISCRETION MANAGERS     SOLE          SHARED   NONE
--------------- --------------- ----------- ---------- ------------    --- ---- ---------- -------- -----------    ----------- ----
SPDR SERIES                                                                       SHARED-
 TRUST            S&P HOMEBUILD 78464A 88 8 $      428       25,000    SH  Call    OTHER      1                         25,000
STANDARD PAC                                                                      SHARED-
 CORP NEW             COM       85375C 10 1 $      934      293,816    SH          OTHER      1                        293,816
STANDARD PAC                                                                      SHARED-
 CORP NEW             COM       85375C 10 1 $        6        2,032(k) SH  Call    OTHER      1                          2,032
TEAM HEALTH
 HOLDINGS, INC        COM       87817A 10 7 $  783,630   35,506,563    SH           SOLE             35,506,563
TRW AUTOMOTIVE
 HLDGS CORP           COM       87264S 10 6 $  635,322   19,488,416    SH           SOLE             19,488,416
                                                                                  SHARED-
US CONCRETE INC     COM NEW     90333L 20 1 $    1,015      350,094    SH          OTHER      1                        350,094
VANGUARD HEALTH
 SYS INC              COM       922036 20 7 $  300,280   29,381,564    SH           SOLE             29,381,564

(a) Includes two series of AMR CORP call options.

(b) Includes two series of BEAZER HOMES USA INC call options.

(c) These shares are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of certain funds of which Mr. Stephen A. Schwarzman is a controlling person.

(d) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(e) Includes 2,492,751 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(f) Includes 20,004 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(g) Includes 2,591,243 shares that are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) Represents the proportionate interest in 270,746,445 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain funds affiliated with The Blackstone Group L.P., including 1,834,613 shares that are not under the investment discretion of The Blackstone Group L.P. but instead are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(i) The Blackstone Group L.P. does not have voting authority over these shares. Such voting authority is instead held by Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(j) Includes three series of PULTE GROUP INC call options.

(k) Includes two series of STANDARD PAC CORP NEW call options.